Condensed Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Accounts Receivable From Related Parties	$ (1,345)	$ (3,590)	$ 614	$ 995	$ 2,221
Deferred revenue from related parties	$ (14,667)	$ (9,995)	40,743	$ 22,253	$ 3,112
Reverse recapitalization redemption amount			867,253
Deferred Offering Costs			$ 108,118